Goodwill and Intangible Assets	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
(5) Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

	January 1, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,479	$491
Advertiser relationships	286,478	134,228	152,250
Customer relationships	8,940	2,946	5,994
Subscriber relationships	83,158	34,908	48,250
Trade name	5,493	2,655	2,838
Publication rights	345	111	234

Total	$389,384	$179,327	$210,057

Nonamortized intangible assets:
Goodwill	$13,958
Mastheads	36,604

Total	$50,562

The weighted average amortization periods for amortizable intangible assets are 4.4 years for noncompete agreements, 16.7 years for advertiser relationships, 13.8 years for customer relationships, 17.2 years for subscriber relationships, 10.0 years for trade names and 15.0 years for publication rights.
Amortization expense for the years ended December 30, 2012, January 1, 2012 and December 31, 2010 was $23,598, $23,914 and $24,037, respectively. Estimated future amortization expense as of January 1, 2012, is as follows:

For the years ending the Sunday closest to December 31:
2013	$23,323
2014	23,277
2015	23,243
2016	21,316
2017	20,242
Thereafter	72,292

Total	$183,693

The changes in the carrying amount of goodwill for the years ended December 30, 2012 and January 1, 2012 are as follows:

Gross balance at December 31, 2010	$886,843
Accumulated impairment losses	(872,500)

Net balance at December 31, 2010	$14,343

Goodwill impairment	(385)

Balance at January 1, 2012	$13,958

Gross balance at January 1, 2012	$886,843
Accumulated impairment losses	(872,885)

Net balance at January 1, 2012	$13,958

Goodwill impairment from divestitures (1)	(216)

Balance at December 30, 2012	$13,742

Gross balance at December 30, 2012	$886,843
Accumulated impairment losses	(873,101)

Net balance at December 30, 2012	$13,742

(1)	Goodwill impairment was initially recognized in continuing operations and was subsequently reclassified to discontinued operations expense at the time the operations were classified as held for sale.
As of December 30, 2012 and January 1, 2012, goodwill in the amount $606,013 was deductible for income tax purposes.
The Company's annual impairment assessment is made on the last day of its fiscal second quarter.
As of March 31, 2010 a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the June 30, 2009 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined that an impairment analysis was not required.
As part of the annual impairment assessment, as of June 30, 2010, the fair values of the Company's reporting units for goodwill impairment testing and individual newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that current transactions provided the best estimate of the fair value of its reporting units. Given the stabilization of operating results for the only reporting unit having a goodwill balance at the time, no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.
As of September 30, 2010, December 31, 2010, and March 27, 2011 a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the June 30, 2010 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined that an impairment analysis was not required.
As part of the annual impairment assessment, as of June 26, 2011, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units. Given the stabilization of operating results for the only reporting unit having a goodwill balance at the time, no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.
As of September 25, 2011 a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the June 26, 2011 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined that an impairment analysis was not required.
Due to an operational management change in the fourth quarter of 2011, certain properties having a goodwill balance of $385 were transferred to a reporting unit that previously did not have a goodwill balance. The Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $385 of goodwill was impaired. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present as of year-end.
As of January 1, 2012, a review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined no indicators of impairment were present.
During the first quarter of 2012, the Company reorganized its management structure to align with its publication types. The fair value of goodwill was allocated to each of the new reporting units: Small Community Newspapers, Large Daily Newspapers and Metro Newspapers. The Company determined that impairment indicators were present for the Metro Newspaper reporting unit, which had a goodwill balance of $216. As of April 1, 2012 the Company performed a Step 1 analysis for this reporting unit and determined that its carrying value exceeded fair value. As a result of the Step 2 analysis, the entire $216 of goodwill was impaired and this amount was subsequently reclassified to discontinued operations, see Note 19. The fair value of this reporting unit for impairment testing purposes was estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of this reporting unit. The Company performed further analysis of this reporting unit's intangible and long-lived assets and determined that impairments of these assets were not present.
As of April 1, 2012, a review of impairment indicators was performed for the Company's other reporting units and it was determined that financial results and forecast had not changed materially since the June 26, 2011 impairment test and it was determined no indicators of impairment were present.
As part of the annual impairment assessment, as of July 1, 2012, the fair values of the Company's reporting units for goodwill impairment testing and newspaper mastheads were estimated using the expected present value of future cash flows, recent industry transaction multiples and using estimates, judgments and assumptions that management believed were appropriate in the circumstances. The estimates and judgments used in the assessment included multiples for revenue and EBITDA, the weighted average cost of capital and the terminal growth rate. Given the current market conditions, the Company determined that recent transactions provided the best estimate of the fair value of its reporting units. Given the stabilization of operating results for the two reporting units that had a goodwill balance as of the annual impairment assessment date, no impairment indicators were identified. Additionally, the estimated fair value exceeded carrying value for all mastheads. The total Company's estimate of fair value was reconciled to its then market capitalization (based upon the stock market price and fair value of debt) plus an estimated control premium.
As of September 30, 2012 and December 30, 2012, a review of impairment indicators was performed with the Company noting that its financial results and forecast had not changed materially since the July 1, 2012 impairment test and its market capitalization exceeded its consolidated carrying value. It was determined no indicators of impairment were present.
The newspaper industry and our Company have experienced declining same store revenue and profitability over the past several years. Should general economic, market or business conditions decline, and have a negative impact on estimates of future cash flow and market transaction multiples, we may be required to record additional impairment charges in the future.